Significant Related Party Transactions	6 Months Ended
Jun. 30, 2023
Significant Related Party Transactions [Abstract]
SIGNIFICANT RELATED PARTY TRANSACTIONS
28	SIGNIFICANT RELATED PARTY TRANSACTIONS

Related companies in these unaudited interim condensed consolidated financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Group’s transactions and arrangements are between members of the Group and the effect of these on the basis determined between the parties is reflected in these unaudited interim condensed consolidated financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

	December 31, 2022	June 30, 2023
	RM	RM	USD
Balance with related parties (common shareholders)

Trade receivables
V Invesco Sdn Bhd	1,305,724	55,500	11,890
V Capital Sdn Bhd	-	62,257	13,337
	1,305,724	117,757	25,227

Non-trade receivables

Elmu E Sdn Bhd	3,000	-	-
Biosecure Integrators Sdn Bhd	4,000	-	-

Total amount due from related parties	1,312,724	117,757	25,227

Non-trade payables

Hoo Voon Him	966,797	1,152,464	246,891
Vincent Hong	-	466,783	99,999
Noraini	472,000	-	-
V Consortium Sdn Bhd	100,000	56,058	12,009
V Invesco Sdn Bhd	202,574	10,000	2,142
V Capital Sdn Bhd	1,845,275	327,307	70,119
V Invesco Fund (L) Limited	-	5,093	1,091
Amount due to related parties	3,586,646	2,017,705	432,251

Amount due to related parties are not expected to be repaid within the next 12 months.

Transactions with related parties

The following represents the significant related party transactions for the years ended June 30, 2022 and 2023.

				For the period ended June 30, 2022	For the period ended June 30, 2023
	Relationship	Nature	Description	RM	RM	USD
V Capital Sdn Bhd	Common shareholder	Trade nature	Purchase of services	-	62,257	13,337
V Invesco Sdn Bhd	Common shareholder	Trade nature	Purchase of services	-	55,500	11,890
V Capital Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Capital Sdn Bhd	(1,845,275)	(327,307)	(70,119)
V Invesco Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Invesco Sdn Bhd	(202,574)	(10,000)	(2,142)
V Invesco Sdn Bhd	Common shareholder	Trade nature	Sale of services	1,304,478	-	-
V Invesco Fund (L) Limited	Common shareholder	Non-trade nature	Advances paid by V Invesco Fund (L) Limited	-	(5,093)	(1,091)
V Consortium Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Consortium Sdn Bhd	-	(56,058)	(12,009)

Hoo Voon Him	Director	Non-trade nature	Advance receipt from Director	(966,797)	(1,152,464)	(246,891)
Vincent Hong	Director	Non-trade nature	Advance receipt from Director	-	(466,783)	(99,999)